Lease liabilities (Schedule of additional information about leasing activities for lessee) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Beginning balance	$ 74.8	$ 90.3
Additional capitalized leases	17.7	25.5
Lease payments	(36.9)	(31.4)
Derecognized leases	(0.9)	(11.5)
Accretion and other movements	1.3	1.9
Ending balance	56.0	74.8
Current lease liabilities	26.7	30.5
Non-current lease liabilities	29.3	44.3
Lease Liabilities	$ 56.0	$ 74.8